PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2020
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET
Schedule of prepayments and other current assets

Prepaid expenses and other current assets consist of the following:

	December 31,	December 31,	December 31,
	2020	2019	2018
	US$	US$	US$

Other receivables, net of allowance for doubtful accounts of $166,535, $nil and $nil at December 31, 2018, 2019, 2020 (i)	91,266	2,566	—
Prepaid rental expenses	11,189	5,141	—
	102,455	7,707	—

(i)

A provision for loss is recognized in operating expenses when the loss on such assets is determined to be probable and amount can be reasonably estimated. The Group provided provision of $166,535,  $nil and $nil for other receivables during the years ended December 31, 2018,2019 and 2020, respectively and wrote-off provision of $166,535 during the year ended December 31, 2019.